Business combinations - Identifiable assets acquired and liabilities assumed (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1],[2]	Dec. 31, 2016	[1],[2]	Jun. 15, 2018	Jun. 11, 2018	Jun. 02, 2016
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 1,704,250,000
Cash and cash equivalents	126,288,000
Other tangible assets	345,000
Intangible assets	152,000
Receivables	16,750,000
Current assets	79,459,000
Loans and borrowings	(1,312,446,000)
Onerous contracts provision	(5,303,000)
Current liabilities	(33,012,000)
Total identifiable net assets acquired	576,482,000
Consideration transferred	553,423,000
Gain on bargain purchase	$ 23,059,000	$ 0		$ 0
Laravotto and Fiorano
Disclosure of detailed information about business combination [line items]
Property, plant and equipment								$ 120,280,000
Trade receivables								3,685,000
Cash and cash equivalents								8,355,000
Loans and borrowings								(61,065,000)
Trade and other payables								(4,086,000)
Total identifiable net assets acquired								67,169,000
Consideration transferred								$ 33,585,000
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Property, plant and equipment							$ 1,270,250,000
Cash and cash equivalents							126,288,000
Other tangible assets							345,000
Intangible assets							152,000
Receivables							9,599,000
Current assets							64,829,000
Loans and borrowings							(1,001,478,000)
Onerous contracts provision							(5,303,000)
Current liabilities							(29,160,000)
Total identifiable net assets acquired							435,522,000
Consideration transferred							$ 553,423,452
International Seaways
Disclosure of detailed information about business combination [line items]
Property, plant and equipment						$ 434,000,000
Cash and cash equivalents						0
Other tangible assets						0
Intangible assets						0
Receivables						7,151,000
Current assets						14,629,000
Loans and borrowings						(310,968,000)
Onerous contracts provision						0
Current liabilities						(3,852,000)
Total identifiable net assets acquired						$ 140,960,000

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.